Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Outstanding
Table 4.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at December 31, 2021, and December 31, 2020.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 7 (Premises, Equipment and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2021, we reversed accrued interest receivable of $44 million for our commercial portfolio segment and $175 million for our consumer portfolio segment, compared with $43 million and $195 million, respectively, for 2020.

Table 4.1: Loans Outstanding

	December 31,
(in millions)	2021	2020
Commercial:
Commercial and industrial	$350,436	318,805
Real estate mortgage	127,733	121,720
Real estate construction	20,092	21,805
Lease financing	14,859	16,087
Total commercial	513,120	478,417
Consumer:
Residential mortgage – first lien	242,270	276,674
Residential mortgage – junior lien	16,618	23,286
Credit card	38,453	36,664
Auto	56,659	48,187
Other consumer	28,274	24,409
Total consumer	382,274	409,220
Total loans	$895,394	887,637
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 4.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 4.2: Non-U.S. Commercial Loans Outstanding

	December 31,
(in millions)	2021	2020
Non-U.S. commercial loans:
Commercial and industrial	$77,365	63,128
Real estate mortgage	7,070	7,278
Real estate construction	1,582	1,603
Lease financing	680	629
Total non-U.S. commercial loans	$86,697	72,638

Loan Purchases, Sales, and Transfers	Table 4.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed residential mortgage – first lien loans because their loan activity normally does not impact the ACL.
Table 4.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2021			2020
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$380	6	386	1,310	6	1,316
Sales	(2,534)	(188)	(2,722)	(4,141)	(114)	(4,255)
Transfers (to)/from LHFS	(1,550)	(55)	(1,605)	(1,294)	(11,198)	(12,492)

Unfunded Credit Commitments
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 4.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 4.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2021	Dec 31, 2020
Commercial:
Commercial and industrial	$404,292	378,167
Real estate mortgage	11,515	7,993
Real estate construction	19,943	15,650
Total commercial	435,750	401,810
Consumer:
Residential mortgage – first lien	32,992	31,530
Residential mortgage – junior lien	27,447	32,820
Credit card	130,743	121,096
Other consumer	59,789	49,179
Total consumer	250,971	234,625
Total unfunded credit commitments	$686,721	636,435

Allowance for Credit Losses for Loans	Table 4.5 presents the allowance for credit losses (ACL) for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. The ACL for loans decreased $5.9 billion from December 31, 2020, reflecting better portfolio credit quality and continued improvements in current and forecasted economic conditions.
Table 4.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2021	2020
Balance, beginning of year	$19,713	10,456
Cumulative effect from change in accounting policies (1)	—	(1,337)
Allowance for purchased credit-deteriorated (PCD) loans (2)	—	8
Balance, beginning of year, adjusted	19,713	9,127
Provision for credit losses	(4,207)	14,005
Interest income on certain loans (3)	(145)	(153)
Loan charge-offs:
Commercial:
Commercial and industrial	(517)	(1,440)
Real estate mortgage	(98)	(302)
Real estate construction	(1)	—
Lease financing	(46)	(107)
Total commercial	(662)	(1,849)
Consumer:
Residential mortgage – first lien	(167)	(90)
Residential mortgage – junior lien	(93)	(88)
Credit card	(1,189)	(1,504)
Auto	(497)	(536)
Other consumer	(423)	(458)
Total consumer	(2,369)	(2,676)
Total loan charge-offs	(3,031)	(4,525)
Loan recoveries:
Commercial:
Commercial and industrial	299	201
Real estate mortgage	45	19
Real estate construction	1	19
Lease financing	22	20
Total commercial	367	259
Consumer:
Residential mortgage – first lien	114	95
Residential mortgage – junior lien	163	143
Credit card	389	365
Auto	316	266
Other consumer	108	108
Total consumer	1,090	977
Total loan recoveries	1,457	1,236
Net loan charge-offs	(1,574)	(3,289)
Other	1	23
Balance, end of year	$13,788	19,713
Components:
Allowance for loan losses	$12,490	18,516
Allowance for unfunded credit commitments	1,298	1,197
Allowance for credit losses	$13,788	19,713
Net loan charge-offs as a percentage of average total loans	0.18%	0.35
Allowance for loan losses as a percentage of total loans	1.39	2.09
Allowance for credit losses for loans as a percentage of total loans	1.54	2.22
(1)Represents the overall decrease in our ACL for loans as a result of our adoption of CECL on January 1, 2020.
(2)Represents the allowance estimated for purchased credit-impaired (PCI) loans that automatically became PCD loans with the adoption of CECL. For additional information, see Note 1 (Summary of Significant Accounting Policies) in this Report.
(3)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Allowance for Credit Losses for Loans Activity by Portfolio Segment
Table 4.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 4.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2021			2020
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$11,516	8,197	19,713	6,245	4,211	10,456
Cumulative effect from change in accounting policies (1)	—	—	—	(2,861)	1,524	(1,337)
Allowance for purchased credit-deteriorated (PCD) loans (2)	—	—	—	—	8	8
Balance, beginning of year, adjusted	11,516	8,197	19,713	3,384	5,743	9,127
Provision for credit losses	(3,373)	(834)	(4,207)	9,770	4,235	14,005
Interest income on certain loans (3)	(58)	(87)	(145)	(61)	(92)	(153)
Loan charge-offs	(662)	(2,369)	(3,031)	(1,849)	(2,676)	(4,525)
Loan recoveries	367	1,090	1,457	259	977	1,236
Net loan charge-offs	(295)	(1,279)	(1,574)	(1,590)	(1,699)	(3,289)
Other	1	—	1	13	10	23
Balance, end of year	$7,791	5,997	13,788	11,516	8,197	19,713
(1)Represents the overall decrease in our ACL for loans as a result of our adoption of CECL on January 1, 2020.
(2)Represents the allowance estimated for PCI loans that automatically became PCD loans with the adoption of CECL. For additional information, see Note 1 (Summary of Significant Accounting Policies) in this Report.
(3)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Commercial Loan Categories by Risk Categories and Vintage
Table 4.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a troubled debt restructuring (TDR). At December 31, 2021, we had $485.4 billion and $27.8 billion of pass and criticized commercial loans, respectively.
Table 4.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2021	2020	2019	2018	2017	Prior
December 31, 2021
Commercial and industrial
Pass	$65,562	15,193	20,553	7,400	3,797	13,985	211,452	679	338,621
Criticized	1,657	884	1,237	1,256	685	551	5,528	17	11,815
Total commercial and industrial	67,219	16,077	21,790	8,656	4,482	14,536	216,980	696	350,436
Real estate mortgage
Pass	38,196	15,929	19,013	12,618	7,451	16,026	5,411	3	114,647
Criticized	3,462	1,119	2,975	1,834	875	2,421	400	—	13,086
Total real estate mortgage	41,658	17,048	21,988	14,452	8,326	18,447	5,811	3	127,733
Real estate construction
Pass	5,895	4,058	4,549	2,167	379	329	1,042	2	18,421
Criticized	510	266	586	234	68	7	—	—	1,671
Total real estate construction	6,405	4,324	5,135	2,401	447	336	1,042	2	20,092
Lease financing
Pass	4,100	3,012	2,547	1,373	838	1,805	—	—	13,675
Criticized	284	246	282	184	86	102	—	—	1,184
Total lease financing	4,384	3,258	2,829	1,557	924	1,907	—	—	14,859
Total commercial loans	$119,666	40,707	51,742	27,066	14,179	35,226	223,833	701	513,120
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
	2020	2019	2018	2017	2016	Prior
December 31, 2020
Commercial and industrial
Pass	$56,915	34,040	15,936	7,274	4,048	4,738	177,107	997	301,055
Criticized	1,404	1,327	1,357	972	672	333	11,534	151	17,750
Total commercial and industrial	58,319	35,367	17,293	8,246	4,720	5,071	188,641	1,148	318,805
Real estate mortgage
Pass	22,444	26,114	18,679	11,113	11,582	14,663	5,152	6	109,753
Criticized	2,133	2,544	1,817	1,287	1,625	2,082	479	—	11,967
Total real estate mortgage	24,577	28,658	20,496	12,400	13,207	16,745	5,631	6	121,720
Real estate construction
Pass	5,242	6,574	4,771	1,736	477	235	1,212	3	20,250
Criticized	449	452	527	4	113	10	—	—	1,555
Total real estate construction	5,691	7,026	5,298	1,740	590	245	1,212	3	21,805
Lease financing
Pass	3,970	3,851	2,176	1,464	1,199	1,924	—	—	14,584
Criticized	308	433	372	197	108	85	—	—	1,503
Total lease financing	4,278	4,284	2,548	1,661	1,307	2,009	—	—	16,087
Total commercial loans	$92,865	75,335	45,635	24,047	19,824	24,070	195,484	1,157	478,417

Commercial Loan Categories by Delinquency Status
Table 4.8 provides past due information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans. Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into past due status.

Table 4.8: Commercial Loan Categories by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2021
By delinquency status:
Current-29 days past due (DPD) and still accruing	$348,033	126,184	19,900	14,568	508,685
30-89 DPD and still accruing	1,217	285	179	143	1,824
90+ DPD and still accruing	206	29	—	—	235
Nonaccrual loans	980	1,235	13	148	2,376
Total commercial loans	$350,436	127,733	20,092	14,859	513,120
December 31, 2020
By delinquency status:
Current-29 DPD and still accruing	$315,493	119,561	21,532	15,595	472,181
30-89 DPD and still accruing	575	347	224	233	1,379
90+ DPD and still accruing	39	38	1	—	78
Nonaccrual loans	2,698	1,774	48	259	4,779
Total commercial loans	$318,805	121,720	21,805	16,087	478,417

Consumer Loan Categories by Delinquency Status and Vintage
Table 4.9 provides the outstanding balances of our consumer loan portfolio by delinquency status. Credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a TDR. The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.
Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into past due status.
Table 4.9: Consumer Loan Categories by Delinquency Status and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2021	2020	2019	2018	2017	Prior			Total
December 31, 2021
Residential mortgage – first lien
By delinquency status:
Current-29 DPD	$69,994	41,527	24,887	7,660	13,734	61,576	5,248	1,673	226,299
30-59 DPD	129	27	30	12	24	418	14	29	683
60-89 DPD	10	7	2	—	3	126	7	15	170
90-119 DPD	—	1	1	1	5	53	4	9	74
120-179 DPD	1	16	2	2	1	63	4	14	103
180+ DPD	—	62	72	71	92	1,294	36	156	1,783
Government insured/guaranteed loans (1)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage – first lien	70,148	41,774	25,203	8,095	14,223	75,618	5,313	1,896	242,270
Residential mortgage – junior lien
By delinquency status:
Current-29 DPD	28	20	30	26	21	700	10,883	4,426	16,134
30-59 DPD	—	—	—	—	1	10	29	46	86
60-89 DPD	—	—	—	—	—	4	10	21	35
90-119 DPD	—	—	—	1	—	3	4	12	20
120-179 DPD	—	—	—	—	—	5	7	14	26
180+ DPD	—	—	1	—	—	40	59	217	317
Total residential mortgage – junior lien	28	20	31	27	22	762	10,992	4,736	16,618
Credit cards
By delinquency status:
Current-29 DPD	—	—	—	—	—	—	37,686	192	37,878
30-59 DPD	—	—	—	—	—	—	176	7	183
60-89 DPD	—	—	—	—	—	—	118	5	123
90-119 DPD	—	—	—	—	—	—	98	5	103
120-179 DPD	—	—	—	—	—	—	165	1	166
180+ DPD	—	—	—	—	—	—	—	—	—
Total credit cards	—	—	—	—	—	—	38,243	210	38,453
Auto
By delinquency status:
Current-29 DPD	29,246	12,412	8,476	3,271	1,424	714	—	—	55,543
30-59 DPD	220	193	165	81	46	57	—	—	762
60-89 DPD	69	67	53	25	14	21	—	—	249
90-119 DPD	31	27	22	9	6	8	—	—	103
120-179 DPD	—	1	1	—	—	—	—	—	2
180+ DPD	—	—	—	—	—	—	—	—	—
Total auto	29,566	12,700	8,717	3,386	1,490	800	—	—	56,659
Other consumer
By delinquency status:
Current-29 DPD	2,221	716	703	203	107	125	23,988	143	28,206
30-59 DPD	3	2	3	1	—	2	10	4	25
60-89 DPD	2	1	2	1	—	1	5	1	13
90-119 DPD	1	1	2	1	—	—	4	—	9
120-179 DPD	—	—	—	—	—	—	8	2	10
180+ DPD	—	—	—	—	—	1	1	9	11
Total other consumer	2,227	720	710	206	107	129	24,016	159	28,274
Total consumer loans	$101,969	55,214	34,661	11,714	15,842	77,309	78,564	7,001	382,274
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	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
Residential mortgage – first lien
By delinquency status:
Current-29 DPD	$53,298	43,297	14,761	24,619	30,533	67,960	6,762	1,719	242,949
30-59 DPD	111	76	36	67	79	750	52	66	1,237
60-89 DPD	88	10	6	12	13	305	56	68	558
90-119 DPD	232	11	5	8	7	197	26	33	519
120-179 DPD	3	4	1	3	5	151	17	29	213
180+ DPD	3	1	4	11	15	758	21	145	958
Government insured/guaranteed loans (1)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
By delinquency status:
Current-29 DPD	22	39	39	37	31	1,115	15,366	5,434	22,083
30-59 DPD	—	—	1	1	—	22	113	160	297
60-89 DPD	—	—	1	—	—	11	154	271	437
90-119 DPD	—	—	—	1	—	7	45	84	137
120-179 DPD	—	—	—	—	—	9	36	77	122
180+ DPD	—	—	—	—	1	25	29	155	210
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Credit cards
By delinquency status:
Current-29 DPD	—	—	—	—	—	—	35,612	255	35,867
30-59 DPD	—	—	—	—	—	—	243	12	255
60-89 DPD	—	—	—	—	—	—	167	10	177
90-119 DPD	—	—	—	—	—	—	144	10	154
120-179 DPD	—	—	—	—	—	—	208	3	211
180+ DPD	—	—	—	—	—	—	—	—	—
Total credit cards	—	—	—	—	—	—	36,374	290	36,664
Auto
By delinquency status:
Current-29 DPD	19,625	14,561	6,307	3,459	2,603	697	—	—	47,252
30-59 DPD	120	183	114	80	107	46	—	—	650
60-89 DPD	32	60	36	25	35	16	—	—	204
90-119 DPD	13	26	14	9	12	6	—	—	80
120-179 DPD	—	1	—	—	—	—	—	—	1
180+ DPD	—	—	—	—	—	—	—	—	—
Total auto	19,790	14,831	6,471	3,573	2,757	765	—	—	48,187
Other consumer
By delinquency status:
Current-29 DPD	1,406	1,383	577	261	59	193	20,246	162	24,287
30-59 DPD	2	7	5	2	1	3	19	10	49
60-89 DPD	1	5	3	1	1	1	10	6	28
90-119 DPD	1	4	2	1	—	1	8	3	20
120-179 DPD	—	—	—	—	—	—	10	4	14
180+ DPD	—	—	—	—	—	2	3	6	11
Total other consumer	1,410	1,399	587	265	61	200	20,296	191	24,409
Total consumer loans	$75,172	60,307	22,816	29,673	35,869	97,314	79,347	8,722	409,220
(1)Represents loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $5.7 billion and $11.1 billion at December 31, 2021, and December 31, 2020, respectively.

Consumer Loan Categories by FICO and Vintage	Table 4.10 provides the outstanding balances of our consumer loan portfolio by FICO score. Substantially all of the scored consumer portfolio has an updated FICO score of 680 or above.
Table 4.10: Consumer Loan Categories by FICO and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2021	2020	2019	2018	2017	Prior			Total
December 31, 2021
By FICO:
Residential mortgage – first lien
800+	$35,935	27,396	16,583	5,153	9,430	37,495	2,554	469	135,015
760-799	23,645	9,814	5,412	1,464	2,485	10,509	1,073	265	54,667
720-759	7,842	3,083	1,980	642	1,137	6,277	646	238	21,845
680-719	1,986	876	645	283	501	3,682	393	206	8,572
640-679	449	233	187	89	129	1,851	188	146	3,272
600-639	101	63	46	31	41	1,035	102	89	1,508
< 600	15	13	24	19	41	1,083	114	124	1,433
No FICO available	161	162	117	65	95	1,598	243	359	2,800
Government insured/guaranteed loans (1)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage – first lien	70,148	41,774	25,203	8,095	14,223	75,618	5,313	1,896	242,270
Residential mortgage – junior lien
800+	—	—	—	—	—	188	5,512	1,481	7,181
760-799	—	—	—	—	—	110	2,154	828	3,092
720-759	—	—	—	—	—	130	1,462	790	2,382
680-719	—	—	—	—	—	118	881	633	1,632
640-679	—	—	—	—	—	65	325	338	728
600-639	—	—	—	—	—	39	160	208	407
< 600	—	—	—	—	—	43	164	215	422
No FICO available	28	20	31	27	22	69	334	243	774
Total residential mortgage – junior lien	28	20	31	27	22	762	10,992	4,736	16,618
Credit card
800+	—	—	—	—	—	—	4,247	1	4,248
760-799	—	—	—	—	—	—	6,053	7	6,060
720-759	—	—	—	—	—	—	8,475	26	8,501
680-719	—	—	—	—	—	—	9,136	50	9,186
640-679	—	—	—	—	—	—	5,850	47	5,897
600-639	—	—	—	—	—	—	2,298	31	2,329
< 600	—	—	—	—	—	—	2,067	47	2,114
No FICO available	—	—	—	—	—	—	117	1	118
Total credit card	—	—	—	—	—	—	38,243	210	38,453
Auto
800+	4,688	1,983	1,680	690	318	108	—	—	9,467
760-799	4,967	2,123	1,586	586	234	87	—	—	9,583
720-759	4,789	2,104	1,503	583	241	106	—	—	9,326
680-719	5,005	2,282	1,441	526	218	111	—	—	9,583
640-679	4,611	1,824	1,025	369	160	99	—	—	8,088
600-639	3,118	1,114	617	243	117	92	—	—	5,301
< 600	2,372	1,236	853	376	193	187	—	—	5,217
No FICO available	16	34	12	13	9	10	—	—	94
Total auto	29,566	12,700	8,717	3,386	1,490	800	—	—	56,659
Other consumer
800+	450	162	128	34	8	47	1,343	22	2,194
760-799	502	147	117	33	7	22	819	19	1,666
720-759	461	134	115	38	9	18	714	22	1,511
680-719	349	95	99	37	9	15	630	22	1,256
640-679	170	44	55	21	6	8	328	17	649
600-639	42	13	19	9	3	4	117	9	216
< 600	18	12	22	11	3	5	114	12	197
No FICO available	235	113	155	23	62	10	1,236	36	1,870
FICO not required	—	—	—	—	—	—	18,715	—	18,715
Total other consumer	2,227	720	710	206	107	129	24,016	159	28,274
Total consumer loans	$101,969	55,214	34,661	11,714	15,842	77,309	78,564	7,001	382,274

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	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
By FICO:
Residential mortgage – first lien
800+	$29,365	28,652	9,911	17,416	22,215	40,440	3,391	493	151,883
760-799	17,154	9,866	2,908	4,380	4,955	10,843	1,361	274	51,741
720-759	5,274	3,290	1,189	1,829	2,106	7,001	879	265	21,833
680-719	1,361	1,084	490	678	831	4,403	520	221	9,588
640-679	376	287	148	192	226	2,385	241	154	4,009
600-639	55	56	44	56	92	1,429	127	106	1,965
< 600	14	29	36	44	66	1,789	162	175	2,315
No FICO available	136	135	87	125	161	1,831	253	372	3,100
Government insured/guaranteed loans (1)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
800+	—	—	—	—	—	293	7,973	1,819	10,085
760-799	—	—	—	—	—	177	3,005	1,032	4,214
720-759	—	—	—	—	—	207	2,093	1,034	3,334
680-719	—	—	—	—	—	183	1,233	854	2,270
640-679	—	—	—	—	—	103	503	493	1,099
600-639	—	—	—	—	—	67	241	299	607
< 600	—	—	—	—	—	76	254	374	704
No FICO available	22	39	41	39	32	83	441	276	973
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Credit card
800+	—	—	—	—	—	—	3,860	1	3,861
760-799	—	—	—	—	—	—	5,438	7	5,445
720-759	—	—	—	—	—	—	7,897	29	7,926
680-719	—	—	—	—	—	—	8,854	60	8,914
640-679	—	—	—	—	—	—	5,657	64	5,721
600-639	—	—	—	—	—	—	2,242	46	2,288
< 600	—	—	—	—	—	—	2,416	82	2,498
No FICO available	—	—	—	—	—	—	10	1	11
Total credit card	—	—	—	—	—	—	36,374	290	36,664
Auto
800+	2,875	2,606	1,211	731	452	104	—	—	7,979
760-799	3,036	2,662	1,122	579	349	81	—	—	7,829
720-759	3,162	2,514	1,095	576	395	98	—	—	7,840
680-719	3,534	2,542	1,066	545	400	105	—	—	8,192
640-679	3,381	1,948	763	395	334	94	—	—	6,915
600-639	2,208	1,165	479	274	276	87	—	—	4,489
< 600	1,581	1,357	730	463	533	186	—	—	4,850
No FICO available	13	37	5	10	18	10	—	—	93
Total auto	19,790	14,831	6,471	3,573	2,757	765	—	—	48,187
Other consumer
800+	353	287	94	35	10	71	2,249	21	3,120
760-799	342	279	93	29	10	34	1,110	16	1,913
720-759	262	258	107	35	11	30	915	26	1,644
680-719	156	213	99	36	11	24	798	31	1,368
640-679	71	112	59	21	7	10	415	23	718
600-639	18	36	22	9	4	8	151	13	261
< 600	13	41	30	12	5	7	161	18	287
No FICO available	195	173	83	88	3	16	1,248	43	1,849
FICO not required	—	—	—	—	—	—	13,249	—	13,249
Total other consumer	1,410	1,399	587	265	61	200	20,296	191	24,409
Total consumer loans	$75,172	60,307	22,816	29,673	35,869	97,314	79,347	8,722	409,220
(1)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Consumer Loan Categories by LTV/CLTV and Vintage	Table 4.11 shows the most updated LTV and CLTV distribution of the residential mortgage – first lien and residential mortgage – junior lien loan portfolios.
Table 4.11: Consumer Loan Categories by LTV/CLTV and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2021	2020	2019	2018	2017	Prior			Total
December 31, 2021
Residential mortgage – first lien
By LTV:
0-60%	$26,618	22,882	16,063	5,310	11,030	57,880	4,348	1,644	145,775
60.01-80%	42,893	18,188	8,356	2,234	2,647	5,017	674	188	80,197
80.01-100%	486	437	474	147	134	339	157	42	2,216
100.01-120% (1)	10	31	24	11	7	48	33	8	172
> 120% (1)	5	10	10	4	3	35	14	3	84
No LTV available	122	92	67	40	38	211	87	11	668
Government insured/guaranteed loans (2)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage – first lien	70,148	41,774	25,203	8,095	14,223	75,618	5,313	1,896	242,270
Residential mortgage – junior lien
By CLTV:
0-60%	—	—	—	—	—	475	7,949	3,588	12,012
60.01-80%	—	—	—	—	—	172	2,329	823	3,324
80.01-100%	—	—	—	—	—	55	554	241	850
100.01-120% (1)	—	—	—	—	—	13	104	42	159
> 120% (1)	—	—	—	—	—	3	35	13	51
No CLTV available	28	20	31	27	22	44	21	29	222
Total residential mortgage – junior lien	28	20	31	27	22	762	10,992	4,736	16,618
Total	$70,176	41,794	25,234	8,122	14,245	76,380	16,305	6,632	258,888
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
	2020	2019	2018	2017	2016	Prior			Total
December 31, 2020
Residential mortgage – first lien
By LTV:
0-60%	$16,582	15,449	6,065	13,190	21,097	59,291	4,971	1,587	138,232
60.01-80%	34,639	24,736	7,724	10,745	8,970	9,333	1,323	326	97,796
80.01-100%	2,332	2,975	900	654	441	1,003	425	100	8,830
100.01-120% (1)	41	106	45	40	41	168	117	26	584
> 120% (1)	31	41	16	19	16	78	44	8	253
No LTV available	110	92	63	72	87	248	54	13	739
Government insured/guaranteed loans (2)	215	639	904	1,076	2,367	25,039	—	—	30,240
Total residential mortgage – first lien	53,950	44,038	15,717	25,796	33,019	95,160	6,934	2,060	276,674
Residential mortgage – junior lien
By CLTV:
0-60%	—	—	—	—	—	548	8,626	3,742	12,916
60.01-80%	—	—	—	—	—	335	5,081	1,554	6,970
80.01-100%	—	—	—	—	—	187	1,507	641	2,335
100.01-120% (1)	—	—	—	—	—	59	376	156	591
> 120% (1)	—	—	—	—	—	15	128	50	193
No CLTV available	22	39	41	39	32	45	25	38	281
Total residential mortgage – junior lien	22	39	41	39	32	1,189	15,743	6,181	23,286
Total	$53,972	44,077	15,758	25,835	33,051	96,349	22,677	8,241	299,960
(1)Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
(2)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans	Table 4.12 provides loans on nonaccrual status. In connection with our adoption of CECL, nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off. Payment deferral activities instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for customers who otherwise would have moved into nonaccrual status.
Table 4.12: Nonaccrual Loans

	Amortized cost				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2021	Dec 31, 2020	Dec 31, 2021	Dec 31, 2020	2021	2020
Commercial:
Commercial and industrial	$980	2,698	190	382	97	78
Real estate mortgage	1,235	1,774	66	93	66	31
Real estate construction	13	48	5	15	3	6
Lease financing	148	259	9	16	—	—
Total commercial	2,376	4,779	270	506	166	115
Consumer:
Residential mortgage- first lien	3,803	2,957	2,722	1,908	122	151
Residential mortgage- junior lien	801	754	497	461	53	52
Auto	198	202	—	—	34	20
Other consumer	34	36	—	—	3	3
Total consumer	4,836	3,949	3,219	2,369	212	226
Total nonaccrual loans	$7,212	8,728	3,489	2,875	378	341
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given solid collateral value.

Loans 90 days or More Past Due and Still Accruing
Table 4.13 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 4.13: Loans 90 Days or More Past Due and Still Accruing

($ in millions)	Dec 31, 2021	Dec 31, 2020
Total:	$5,358	7,041
Less: FHA insured/VA guaranteed (1)	4,699	6,351
Total, not government insured/guaranteed	$659	690
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$206	39
Real estate mortgage	29	38
Real estate construction	—	1
Total commercial	235	78
Consumer:
Residential mortgage – first lien	37	135
Residential mortgage – junior lien	12	19
Credit card	269	365
Auto	88	65
Other consumer	18	28
Total consumer	424	612
Total, not government insured/guaranteed	$659	690
(1)Represents loans whose repayments are Predominantly insured by the FHA or guaranteed by the VA.

TDR Modifications	Table 4.14 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 4.14: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
($ in millions)	Principal forgiveness	Interest rate reduction	Other concessions (2)	Total	Charge- offs (3)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (4)
Year ended December 31, 2021
Commercial:
Commercial and industrial	$2	9	879	890	20	0.81%	$9
Real estate mortgage	41	15	256	312	—	1.28	14
Real estate construction	—	—	3	3	—	—	—
Lease financing	—	—	7	7	—	—	—
Total commercial	43	24	1,145	1,212	20	1.11	23
Consumer:
Residential mortgage – first lien	—	57	1,286	1,343	2	1.60	57
Residential mortgage – junior lien	—	13	38	51	1	2.64	13
Credit card	—	106	—	106	—	19.12	106
Auto	1	4	131	136	54	3.82	4
Other consumer	—	18	1	19	—	11.83	18
Trial modifications (5)	—	—	(3)	(3)	—	—	—
Total consumer	1	198	1,453	1,652	57	12.01	198
Total	$44	222	2,598	2,864	77	10.84%	$221
Year ended December 31, 2020
Commercial:
Commercial and industrial	$24	47	2,971	3,042	162	0.74%	$48
Real estate mortgage	—	34	677	711	5	1.00	34
Real estate construction	10	1	7	18	—	4.29	1
Lease financing	—	—	1	1	—	—	—
Total commercial	34	82	3,656	3,772	167	0.90	83
Consumer:
Residential mortgage – first lien	—	14	4,156	4,170	4	1.76	39
Residential mortgage – junior lien	—	11	121	132	3	2.45	12
Credit card	—	272	—	272	—	14.12	272
Auto	4	6	166	176	93	4.65	6
Other consumer	—	23	34	57	1	8.28	23
Trial modifications (5)	—	—	3	3	—	—	—
Total consumer	4	326	4,480	4,810	101	11.80	352
Total	$38	408	8,136	8,582	268	9.73%	$435
Year ended December 31, 2019
Commercial:
Commercial and industrial	$13	$90	$1,286	1,389	$104	0.40%	$90
Real estate mortgage	—	38	417	455	—	0.69	38
Real estate construction	13	1	32	46	—	1.00	1
Lease financing	—	—	2	2	—	—	—
Total commercial	26	129	1,737	1,892	104	0.49	129
Consumer:
Residential mortgage – first lien	—	13	978	991	2	2.04	68
Residential mortgage – junior lien	—	37	87	124	3	2.35	39
Credit card	—	376	—	376	—	12.91	376
Auto	8	9	51	68	29	4.86	9
Other consumer	1	51	7	59	—	8.07	52
Trial modifications (5)	—	—	13	13	—	—	—
Total consumer	9	486	1,136	1,631	34	10.19	544
Total	$35	615	2,873	3,523	138	8.33%	$673
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $737 million, $1.5 billion and $1.1 billion, for the years ended December 31, 2021, 2020 and 2019, respectively.
(2)Other concessions include loans with payment (principal and/or interest) deferral, loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate. The reported amounts include COVID-related payment deferrals that are new TDRs and exclude COVID-related payment deferrals previously reported as TDRs given limited current financial effects other than payment deferral.
(3)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification.
(4)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(5)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Defaulted TDRs
Table 4.15 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted
TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 4.15: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2021	2020	2019
Commercial:
Commercial and industrial	$132	677	111
Real estate mortgage	34	128	48
Real estate construction	—	—	17
Lease financing	1	1	—
Total commercial	167	806	176
Consumer:
Residential mortgage – first lien	12	34	41
Residential mortgage – junior lien	1	12	13
Credit card	25	72	88
Auto	43	32	12
Other consumer	3	5	8
Total consumer	84	155	162
Total	$251	961	338